CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 230,308	$ 181,277	$ 640,149	$ 507,752
Costs of sales	189,169	142,993	521,681	401,980
Gross profit	41,139	38,284	118,468	105,772
Selling, general and administrative expense	31,223	32,803	101,332	96,309
Acquisition, restructuring and integration expense	3,959	1,829	8,746	3,772
Loss (gain) on disposal of property, plant and equipment	459	(390)	748	(147)
Total operating expenses	35,641	34,242	110,826	99,934
Income from operations	5,498	4,042	7,642	5,838
Interest expense	13,404	8,614	30,265	24,283
Change in fair value of warrant liabilities	5,215		5,215
Other, net	325	114	(785)	(124)
Loss before income taxes	(13,446)	(4,686)	(27,053)	(18,321)
Income tax benefit	(428)	(796)	(3,511)	(2,239)
Net loss	(13,018)	(3,890)	(23,542)	(16,082)
Net (loss) income attributable to non-controlling interest	(22)	97	43	433
Net loss attributable to shareholders	(12,996)	(3,987)	(23,585)	(16,515)
Loss on extinguishment of Redeemable Common Equivalent Preferred Units, net	(2,870)		(2,870)
Common equivalent preferred dividends	(4,380)		(4,380)
Accumulating preferred dividends		(6,109)	(13,882)	(17,957)
Net loss attributable to common shareholders	$ (20,246)	$ (10,096)	$ (44,717)	$ (34,472)
Loss per common share:
Basic (in dollars per unit)	$ (0.41)	$ (0.29)	$ (1.12)	$ (1.00)
Diluted (in dollars per unit)	$ (0.41)	$ (0.29)	$ (1.12)	$ (1.00)
Weighted-average number of shares outstanding
Basic (in units)	49,795	34,523	39,819	34,455
Diluted (in units)	49,795	34,523	39,819	34,455